Vanguard REIT Index Fund

Supplement to the Prospectus and Summary Prospectus Dated September 26, 2017

Vanguard REIT Index Fund shareholders have approved Proposal 4 and Proposal 5, as stated in the Combined Proxy Statement at the Joint Special Meeting of Shareholders held on November 15, 2017.

New Target Index

Effective sometime in the first quarter of 2018, the REIT Index Fund will begin tracking the MSCI US Investable Market Real Estate 25/50 Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees and discussed in the Combined Proxy Statement.

The REIT Index Fund is expected to adopt the MSCI US Investable Market Real Estate 25/50 Index as its benchmark sometime in the third quarter of 2018. The two-phased approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings—particularly with respect to certain specialized REITs and real estate management and development companies—in a manner that has the least impact on Fund shareholders.

To protect the Fund from the potential for harmful “front running” by traders, the exact timing of the index change will not be disclosed to investors. In the meantime, the Fund will continue seeking to track its current index.

The benchmark index change is not expected to result in a change to the expense ratios of any share classes of the Fund. Capital gains distributions are not expected to occur as a result of the benchmark index change. However, the actual impact of the benchmark index change will depend on multiple variables, such as market conditions and shareholder activity during the transition.

Prospectus and Summary Prospectus Text Changes

The following is added as a new bullet point under “Principal Risks” in the Fund Summary section:

  Nondiversification risk, which is the chance that the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers or may own larger positions of an issuer’s voting stock than a diversified fund.

Prospectus Text Changes

In More on the Fund, the following is added after the investment style risk flag under the “Market Exposure” section:

The Fund is subject to nondiversification risk, which is the chance that the Fund may invest a greater percentage of its assets in a particular issuer or a group of issuers or may own larger positions of an issuer’s voting stock than a diversified fund.

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THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THIS FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNER OF THIS FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THIS FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THIS FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 123 112017

Vanguard Specialized Funds

Supplement to the Statement of Additional Information Dated May 25, 2017 (revised September 26, 2017)

Important Changes to Vanguard REIT Index Fund

Vanguard REIT Index Fund shareholders have approved Proposal 5 (reclassifying the diversification status of the Fund to nondiversified), as stated in the Combined Proxy Statement at the Joint Special Meeting of Shareholders held on November 15, 2017.

Under Description of the Trust, the “Organization” section beginning on page B-1 is restated as follows:

Organization

The Trust was organized as a Pennsylvania business trust in 1983, was reorganized as a Maryland corporation in 1986, and was reorganized as a Delaware statutory trust in 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Specialized Portfolios, Inc. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. All Funds within the Trust, other than Vanguard Precious Metals and Mining Fund and Vanguard REIT Index Fund, are classified as diversified within the meaning of the 1940 Act. The Precious Metals and Mining Fund and the REIT Index Fund are classified as nondiversified within the meaning of the 1940 Act.

Under Fundamental Policies, the “Diversification” section on page B-4 is restated as follows:

Diversification. With respect to 75% of its total assets, each Fund (other than Vanguard Precious Metals and Mining Fund and Vanguard REIT Index Fund) may not (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.

Vanguard Precious Metals and Mining Fund and Vanguard REIT Index Fund will limit the aggregate value of all holdings (except U.S. government securities, cash, and cash items, as defined under subchapter M of the IRC), each of which exceeds 5% of each Fund’s total assets or 10% of the issuer’s outstanding voting securities, to an aggregate of 50% of the Fund’s total assets as of the end of each quarter of the taxable year. Additionally, each Fund will limit the aggregate value of holdings of a single issuer (except U.S. government securities, as defined in the IRC) to a maximum of 25% of the Fund’s total assets as of the end of each quarter of the taxable year.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 051A 112017